Supplement dated March 14, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

(as supplemented on March 7, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

International Fund I [Member]
INTERNATIONAL FUND I
On March 11, 2014, the Board of Directors of Principal Funds, Inc. approved hiring Origin Asset Management LLP (“Origin”) as the sub-advisor for the Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of International Fund I tentatively scheduled for May 16, 2014. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed in April 2014 to International Fund I shareholders of record as of March 31, 2014. If shareholders approve the proposal, it is anticipated that Origin will replace Pyramis Global Advisors, LLC and Schroder Investment Management North America Inc. (including sub-sub-Advisor Schroder Investment Management North America Limited) as sub-advisor to the fund effective June 2014.